UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-10589

                           Oppenheimer Real Estate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: April 30

           Date of reporting period: May 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED APRIL 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE.

The Fund performed well during the period, in a very favorable market environment for real estate securities. The Fund's relative outperformance can be attributed primarily to our decision to overweight three sectors that did very well during the past 12 months--regional malls, health care, and lodging. Those three sectors, in our opinion, offered some of the market's best opportunities during the reporting period--an analysis that turned out to be correct, in hindsight.

     Our interest in the regional mall sector was driven by what we believed were its attractive fundamentals. The supply of new malls is extremely limited, especially in large metropolitan areas where land is expensive and difficult to acquire. We believed that the scarce supply of malls--especially upscale properties, the ones most often found in real estate investment trusts (REITs)--has made the sector an attractive area of investment and led to their continued outperformance during the past several years. During the period, two of the Fund's best-performing investments, General Growth Properties Inc. and Mills Corp., belonged to this sector. General Growth Properties continued its robust track record of growth during the period, thanks to strong management of its existing portfolio of properties as well as several timely acquisitions that boosted income. Mills, an operator of innovative retail and entertainment mall complexes, benefited from an acceleration in earnings and its increasingly successful European operations.

     In the health care sector, we anticipated that the aging of the United States population would lead to greater demand for services provided by care-giving facilities. We also believed that recent changes to the laws surrounding Medicare reimbursements were more favorable today than many investors had experienced/witnessed in prior years. Finally, financially strong REITs in health care-related properties found themselves able to acquire properties at fairly attractive prices, adding to their growth prospects.

     We favored the lodging sector because of increasing evidence that the travel industry was recovering following its long downturn. In prior years, hotel-management companies were hard-hit by a slowing U.S. economy and fears of further terrorist attacks following those of September 11, 2001. Hotel chains encountered a sharp slowdown in revenues, with business hotels especially hard-hit. Beginning in late 2003, however, conditions improved as economic data turned increasingly positive. An upswing in business travel, coupled with a relatively constrained supply of upscale business hotels, helped generate higher revenues and income for hotel operators. During the period, the Fund's performance


                         8 | OPPENHEIMER REAL ESTATE FUND
benefited from its stake in Host Marriott, an owner of upscale properties, was well positioned to profit as business travel increased.

     One sector that we de-emphasized during the past 12 months, especially early in the period, was the apartment sector. In our view, apartment management companies faced many challenges that proved difficult to overcome. First, job growth, which tends to move in line with the demand for new apartments, was minimal during the period. Second, mortgage rates at historically low levels meant that the most coveted apartment dwellers--those with the best credit profile, who can most likely afford rents on high-end properties--were more likely to buy a condominium or single family home. Finally, the low interest rates encouraged excess apartment development at a time when demand for apartments was already low--further exacerbating the sector's problems. One of the Fund's weakest performers during the period was Apartment Investment and Management, a large national management chain hurt by many of these fundamental challenges.

     We were as unenthusiastic about making significant investments in the office sector, which was weak throughout the 12-month period. Office buildings were beset by high vacancy rates, reaching as high as 18% at its peak during the reporting period, compared to more normal levels of 9% or 10%. The lack of job growth throughout the period helped drive these vacancy rates. With supply of office space far outstripping demand, office rental income was anemic. These factors contributed to the underperformance of Equity Office, one of the Fund's laggards during the period. This national office leasing company also faced concerns about its financial strength and, specifically, whether it would be able to fund its dividend payments from property cash flows.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until April 30, 2004. In the case of Class A shares, performance is measured from the inception of the Class A shares on March 4, 2002. In the case of Class B, Class C, Class N, and Class Y shares, performance is measured from their inception of each class on October 1, 2003. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.


                         9 | OPPENHEIMER REAL ESTATE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     The Fund's performance is compared to the performance of the NAREIT Equity REIT Index, an index that approximates the REIT universe with approximately 147 companies ranging in market capitalization from $3.3 million to $10.1 billion, with an aggregate market capitalization of $239 billion as of April 30, 2004. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, the Fund's investments are not limited to the investments in the index.


                        10 | OPPENHEIMER REAL ESTATE FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER REAL ESTATE FUND (CLASS A)
NAREIT EQUITY REIT INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Value of Investment   NAREIT Equity
   Date                   In Fund          REIT Index
   ----             -------------------   -------------
03/04/2002    yrs           9,425             10,000
04/30/2002                  9,915             10,690
07/31/2002                  9,877             10,513
10/31/2002                  9,020              9,637
01/31/2003                  9,265              9,870
04/30/2003                 10,043             10,684
07/31/2003                 11,639             12,196
10/31/2003                 12,243             12,907
01/31/2004                 13,919             14,544
04/30/2004   2.16          12,952             13,339

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/04
1-Year 21.32%   Since Inception 12.75%   Inception Date 3/4/02

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%. SEE PAGE 16 FOR FURTHER INFORMATION.


                        11 | OPPENHEIMER REAL ESTATE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER REAL ESTATE FUND (CLASS B)
NAREIT EQUITY REIT INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Value of Investment   NAREIT Equity
   Date            In Fund          REIT Index
   ----      -------------------   -------------
10/01/2003          10,000             10,000
10/31/2003           9,992             10,181
01/31/2004          11,334             11,472
04/30/2004          10,028             10,521

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 4/30/04
1-Year N/A   Since Inception 0.28%   Inception Date 10/1/03


                        12 | OPPENHEIMER REAL ESTATE FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER REAL ESTATE FUND (CLASS C)
NAREIT EQUITY REIT INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Value of Investment   NAREIT Equity
   Date            In Fund          REIT Index
   ----      -------------------   -------------
10/01/2003          10,000            10,000
10/31/2003          10,008            10,181
01/31/2004          11,355            11,472
04/30/2004          10,443            10,521

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 4/30/04
1-Year N/A   Since Inception 4.43%   Inception Date 10/1/03


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%. SEE PAGE 16 FOR FURTHER INFORMATION.


                        13 | OPPENHEIMER REAL ESTATE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER REAL ESTATE FUND (CLASS N)
NAREIT EQUITY REIT INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Value of Investment   NAREIT Equity
   Date            In Fund           REIT Index
   ----      -------------------   -------------
10/01/2003          10,000             10,000
10/31/2003           9,992             10,181
01/31/2004          11,351             11,472
04/30/2004          10,456             10,521


AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 4/30/04
1-Year N/A   Since Inception 4.56%   Inception Date 10/1/03


                        14 | OPPENHEIMER REAL ESTATE FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

OPPENHEIMER REAL ESTATE FUND (CLASS Y)
NAREIT EQUITY REIT INDEX

 [THE FOLLOWING TABEL WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Value of Investment   NAREIT Equity
   Date            In Fund           REIT Index
   ----      -------------------   -------------
10/01/2003          10,000             10,000
10/31/2003          10,000             10,181
01/31/2004          11,370             11,472
04/30/2004          10,590             10,521

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 4/30/04
1-Year N/A   Since Inception 5.90%   Inception Date 10/1/03

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%. SEE PAGE 16 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER REAL ESTATE FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. CUMULATIVE TOTAL RETURNS ARE NOT ANNUALIZED. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 3/4/02. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/1/03. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/1/03. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 10/1/03. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/1/03. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        16 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF INVESTMENTS  April 30, 2004
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
--------------------------------------------------------------------------------
FINANCIALS--98.2%
--------------------------------------------------------------------------------
REAL ESTATE--98.2%
Acadia Realty Trust                                       41,000     $  514,960
--------------------------------------------------------------------------------
Affordable Residential Communities, Inc.                  47,700        810,900
--------------------------------------------------------------------------------
Apartment Investment & Management Co.                     17,350        488,750
--------------------------------------------------------------------------------
Archstone-Smith Trust                                     34,800        954,564
--------------------------------------------------------------------------------
Arden Realty, Inc.                                        28,700        809,914
--------------------------------------------------------------------------------
Associated Estates Realty Corp.                           16,100        131,215
--------------------------------------------------------------------------------
Avalonbay Communities, Inc.                               12,400        615,412
--------------------------------------------------------------------------------
Boston Properties, Inc.                                   26,500      1,245,500
--------------------------------------------------------------------------------
Camden Property Trust                                     15,400        651,728
--------------------------------------------------------------------------------
Capital Lease Funding, Inc. 1                             49,700        522,844
--------------------------------------------------------------------------------
Catellus Development Corp.                                32,027        690,182
--------------------------------------------------------------------------------
Cedar Shopping Centers, Inc.                              49,700        579,005
--------------------------------------------------------------------------------
CenterPoint Properties Trust                               7,900        569,590
--------------------------------------------------------------------------------
Corporate Office Properties Trust                         29,200        594,220
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.                       21,200        694,300
--------------------------------------------------------------------------------
Equity Office Properties Trust                            30,700        772,719
--------------------------------------------------------------------------------
Equity One, Inc.                                          20,000        328,000
--------------------------------------------------------------------------------
Equity Residential                                        62,800      1,724,488
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                                14,000        853,300
--------------------------------------------------------------------------------
First Potomac Realty Trust                                10,600        197,160
--------------------------------------------------------------------------------
General Growth Properties, Inc.                           61,500      1,667,265

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Hersha Hospitality Trust                                  38,700     $  368,037
--------------------------------------------------------------------------------
Host Marriott Corp.                                      142,700      1,698,130
--------------------------------------------------------------------------------
iStar Financial, Inc.                                     17,500        621,950
--------------------------------------------------------------------------------
Keystone Property Trust                                   17,700        360,018
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                       23,000        721,050
--------------------------------------------------------------------------------
Kimco Realty Corp.                                        34,400      1,470,256
--------------------------------------------------------------------------------
Koger Equity, Inc.                                        19,000        398,050
--------------------------------------------------------------------------------
LaSalle Hotel Properties                                  29,300        644,600
--------------------------------------------------------------------------------
Lexington Corporate Properties Trust                      26,600        491,834
--------------------------------------------------------------------------------
LTC Properties, Inc.                                      19,100        297,196
--------------------------------------------------------------------------------
Macerich Co. (The)                                        19,600        820,652
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                     9,200        343,620
--------------------------------------------------------------------------------
MeriStar Hospitality Corp. 1                             172,200        998,760
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                   18,100        583,725
--------------------------------------------------------------------------------
Mills Corp.                                               21,900        889,140
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                        26,600        482,258
--------------------------------------------------------------------------------
Newcastle Investment Corp.                                45,700      1,221,104
--------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                          26,100        241,425
--------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                  8,500        274,975
--------------------------------------------------------------------------------
Post Properties, Inc.                                     13,800        371,082
--------------------------------------------------------------------------------
ProLogis                                                  46,700      1,373,914
--------------------------------------------------------------------------------
Public Storage, Inc.                                      21,100        881,769
--------------------------------------------------------------------------------
Rouse Co. (The)                                            9,100        394,030
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                46,500      2,241,765
--------------------------------------------------------------------------------
SL Green Realty Corp.                                     12,800        522,240
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                       20,700        790,740


                        17 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Trizec Properties, Inc.                                   25,400    $   363,728
--------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                        21,200        380,540
--------------------------------------------------------------------------------
Ventas, Inc.                                              22,900        505,861
--------------------------------------------------------------------------------
Vornado Realty Trust                                      30,500      1,538,725
--------------------------------------------------------------------------------
Windrose Medical Properties Trust                         60,400        701,243
                                                                    ------------
Total Common Stocks
(Cost $37,567,236)                                                   38,408,433

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
--------------------------------------------------------------------------------

Undivided interest of 0.17% in joint repurchase agreement (Principal Amount/ Market Value $554,815,000, with a maturity value of $554,860,310) with PaineWebber, Inc., 0.98%, dated 4/30/04, to be repurchased at $931,076 on 5/3/04, collateralized by Federal National Mortgage Assn., 5.50%--6.50%, 7/1/32--11/1/33, with a value of $566,733,053
(Cost $931,000)                                         $931,000    $   931,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $38,498,236)                                        100.6%     39,339,433
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (0.6)       (218,004)
                                                       -------------------------
NET ASSETS                                                100.0%    $39,121,429
                                                       =========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $38,498,236)--see accompanying
   statement of investments                                         $39,339,433
--------------------------------------------------------------------------------
Cash                                                                     15,524
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                        463,857
Shares of beneficial interest sold                                      251,523
Interest and dividends                                                   79,886
Other                                                                     3,118
                                                                    ------------
Total assets                                                         40,153,341

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   892,313
Shares of beneficial interest redeemed                                   92,773
Shareholder communications                                               13,766
Transfer and shareholder servicing agent fees                             3,220
Distribution and service plan fees                                        2,235
Trustees' compensation                                                      911
Other                                                                    26,694
                                                                    ------------
Total liabilities                                                     1,031,912

--------------------------------------------------------------------------------
NET ASSETS                                                          $39,121,429
                                                                    ============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                     $37,948,768
--------------------------------------------------------------------------------
Accumulated net investment income                                        38,389
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                            293,075
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                              841,197
                                                                    ------------
NET ASSETS                                                          $39,121,429
                                                                    ============


                        19 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$17,078,237 and 1,316,912 shares of beneficial interest outstanding)     $12.97
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                 $13.76
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,180,551 and 245,852 shares of beneficial interest
outstanding)                                                             $12.94
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,317,463 and 178,858 shares of beneficial interest
outstanding)                                                             $12.96
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $267,610 and 20,631 shares of beneficial interest
outstanding)                                                             $12.97
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $16,277,568 and 1,254,424 shares of beneficial
interest outstanding)                                                    $12.98

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                            $  973,128
--------------------------------------------------------------------------------
Interest                                                                  7,895
                                                                     -----------
Total investment income                                                 981,023

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         214,087
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   5,463
Class B                                                                   8,422
Class C                                                                   5,343
Class N                                                                     278
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   7,029
Class B                                                                   3,183
Class C                                                                   2,063
Class N                                                                     123
Class Y                                                                      66
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  15,522
Class B                                                                   1,463
Class C                                                                     926
Class N                                                                      68
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              36,423
--------------------------------------------------------------------------------
Trustees' compensation                                                   12,612
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 332
--------------------------------------------------------------------------------
Other                                                                     8,085
                                                                     -----------
Total expenses                                                          321,488
Less reduction to custodian expenses                                        (64)
Less voluntary reimbursement of expenses:
Class A                                                                 (13,588)
Class B                                                                  (4,229)
Class C                                                                  (2,595)
Class N                                                                    (196)
Class Y                                                                      (2)
Less voluntary waiver of transfer and shareholder
servicing agent fees:
Class A                                                                     (24)
Class B                                                                    (300)
Class C                                                                    (290)
                                                                     -----------
Net expenses                                                            300,200

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   680,823


                        21 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     $  752,107
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    358,581

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,791,511
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        22 | OPPENHEIMER REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


YEAR ENDED APRIL 30,                                          2004         2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                  $   680,823   $  187,722
--------------------------------------------------------------------------------
Net realized gain (loss)                                   752,107     (427,947)
--------------------------------------------------------------------------------
Net change in unrealized appreciation                      358,581      347,516
                                                       -------------------------
Net increase in net assets resulting from operations     1,791,511      107,291

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                   (247,147)    (106,410)
Class B                                                    (20,280)          --
Class C                                                    (12,871)          --
Class N                                                       (898)          --
Class Y                                                   (371,119)          --
--------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                    (45,358)     (84,814)
Class B                                                     (3,868)          --
Class C                                                     (2,388)          --
Class N                                                       (116)          --
Class Y                                                    (68,441)          --

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                  9,621,304      381,950
Class B                                                  3,439,770           --
Class C                                                  2,491,737           --
Class N                                                    285,755           --
Class Y                                                 15,846,132           --

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                          32,703,723      298,017
--------------------------------------------------------------------------------
Beginning of period                                      6,417,706    6,119,689
                                                       -------------------------
End of period (including accumulated net investment
income of $38,389 and $128,662, respectively)          $39,121,429   $6,417,706
                                                       =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED APRIL 30,                             2004     2003   2002 1
---------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 10.34   $10.51   $10.00
---------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .26      .31      .08
Net realized and unrealized gain (loss)                   2.72     (.16)     .43
                                                       --------------------------
Total from investment operations                          2.98      .15      .51
---------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.29)    (.18)      --
Distributions from net realized gain                      (.06)    (.14)      --
                                                       --------------------------
Total dividends and/or distributions to shareholders      (.35)    (.32)      --
---------------------------------------------------------------------------------
Net asset value, end of period                         $ 12.97   $10.34   $10.51
                                                       ==========================

---------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       28.72%    1.58%    5.10%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $17,078   $6,418   $6,120
---------------------------------------------------------------------------------
Average net assets (in thousands)                      $10,345   $6,065   $5,662
---------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     3.37%    3.10%    5.26%
Total expenses                                            1.57%    2.34%    4.23%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                       1.44%    2.09%    2.08%
---------------------------------------------------------------------------------
Portfolio turnover rate                                    117%     300%      75%

1. For the period from March 4, 2002 (commencement of operations) to April 30, 2002.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        24 | OPPENHEIMER REAL ESTATE FUND

PERIOD ENDED APRIL 30, 2004 1                      CLASS B   CLASS C   CLASS N   CLASS Y
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
Net asset value, beginning of period               $12.59    $12.59    $12.59   $ 12.59
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .26       .26       .29       .25
Net realized and unrealized gain                      .42       .44       .42       .51
                                                  ----------------------------------------
Total from investment operations                      .68       .70       .71       .76
------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.27)     (.27)     (.27)     (.31)
Distributions from net realized gain                 (.06)     (.06)     (.06)     (.06)
                                                  ----------------------------------------
Total dividends and/or distributions
to shareholders                                      (.33)     (.33)     (.33)     (.37)
------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.94    $12.96    $12.97   $ 12.98
                                                   =======================================

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   5.28%     5.43%     5.56%     5.90%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $3,181    $2,317    $  268   $16,278
------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $1,462    $  929    $   97   $16,633
------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                2.15%     2.12%     2.30%     3.12%
Total expenses                                       2.78%     2.78%     2.10%     1.23%
Expenses after expense reimbursement or fee
waiver and reduction to custodian expenses           2.25%     2.25%     1.75%     N/A 4,5
------------------------------------------------------------------------------------------
Portfolio turnover rate                               117%      117%      117%      117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Voluntary reimbursement of expenses less than 0.01%.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Estate Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return through investment in real estate securities. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Cornerstone Real Estate Advisers, Inc., an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent company of the Manager.

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees.


                        26 | OPPENHEIMER REAL ESTATE FUND

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
          UNDISTRIBUTED    UNDISTRIBUTED      ACCUMULATED    OTHER INVESTMENTS
          NET INVESTMENT       LONG-TERM             LOSS   FOR FEDERAL INCOME
          INCOME                    GAIN   CARRYFORWARD 1         TAX PURPOSES
          --------------------------------------------------------------------
          $129,075              $202,389              $--             $841,197

1. During the fiscal year April 30, 2004, the Fund utilized $318,189 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year April 30, 2003, the Fund did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                        27 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     In addition, distributions paid by the Fund's investments in real estate investment trusts (REITS) often include a "return of capital" which is recorded by the Fund as a reduction of the cost basis of securities held. The Internal Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

Accordingly, the following amounts have been reclassified for April 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                     INCREASE TO
                                 REDUCTION TO    ACCUMULATED NET
          INCREASE TO         ACCUMULATED NET   REALIZED GAIN ON
          PAID-IN CAPITAL   INVESTMENT INCOME      INVESTMENTS 2
          ------------------------------------------------------
          $29,694                    $118,781            $89,087

2. $29,694, including $20,506 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended April 30, 2004 and April 30, 2003 was as follows:

                                         YEAR ENDED       YEAR ENDED
                                     APRIL 30, 2004   APRIL 30, 2003
          ----------------------------------------------------------
          Distributions paid from:
          Ordinary income                  $685,442         $191,224
          Long-term capital gain             87,044               --
                                           -------------------------
          Total                            $772,486         $191,224
                                           =========================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributed to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities   $38,498,236
                                           ============
          Gross unrealized appreciation    $ 1,681,719
          Gross unrealized depreciation       (840,522)
                                           ------------
          Net unrealized appreciation      $   841,197
                                           ============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to share-holders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                        28 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED APRIL 30, 2004 1  YEAR ENDED APRIL 30, 2003
                               SHARES           AMOUNT        SHARES       AMOUNT
----------------------------------------------------------------------------------
CLASS A
Sold                          889,852     $12,356,969         30,175     $307,133
Dividends and/or
distributions reinvested       18,678         250,667         15,930      154,837
Redeemed                     (212,484)     (2,986,332)        (7,646)     (80,020)
                             -----------------------------------------------------
Net increase                  696,046     $ 9,621,304         38,459     $381,950
                             =====================================================

----------------------------------------------------------------------------------
CLASS B
Sold                          309,808     $ 4,302,406             --     $     --
Dividends and/or
distributions reinvested        1,487          19,890             --           --
Redeemed                      (65,443)       (882,526)            --           --
                             -----------------------------------------------------
Net increase                  245,852     $ 3,439,770             --     $     --
                             =====================================================

----------------------------------------------------------------------------------
CLASS C
Sold                          189,007     $ 2,628,478             --     $     --
Dividends and/or
distributions reinvested        1,087          14,580             --           --
Redeemed                      (11,236)       (151,321)            --           --
                             -----------------------------------------------------
Net increase                  178,858     $ 2,491,737             --     $     --
                             =====================================================


                        29 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST  Continued

                           YEAR ENDED APRIL 30, 2004 1   YEAR ENDED APRIL 30, 2003
                                SHARES          AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------------
CLASS N
Sold                            20,729    $   287,274             --          $--
Dividends and/or
distributions reinvested            72            988             --           --
Redeemed                          (170)        (2,507)            --           --
                             ----------------------------------------------------
Net increase                    20,631    $   285,755             --          $--
                             ====================================================

----------------------------------------------------------------------------------
CLASS Y
Sold                         1,237,918    $15,628,437             --          $--
Dividends and/or
distributions reinvested        32,877        439,531             --           --
Redeemed                       (16,371)      (221,836)            --           --
                             ----------------------------------------------------
Net increase                 1,254,424    $15,846,132             --          $--
                             ====================================================

1. For the year ended April 30, 2004 for Class A shares and for the period October 1, 2003 (inception of offering) to April 30, 2004 for Class B, Class C, Class N and Class Y shares.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended April 30, 2004, were $55,081,654 and $23,987,260, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund, which provides for a fee at an annual rate of 1.00% of average annual net assets of the Fund. Effective July 28, 2003, the Manager will waive its management fees such that total annual operating expenses for Class A shares do not exceed 1.50% of average daily net assets. Effective October 1, 2003, management fees will be waived such that total annual operating expenses for Class B and Class C shares will each not exceed 2.25% of average daily net assets, Class N shares will not exceed 1.75% of average daily net assets, and Class Y shares will not exceed 1.25% of average daily net assets. These undertakings are pro-rated for the remainder of the fiscal year ending after these dates respectively. In addition, these undertakings are voluntary and may be amended or withdrawn at any time. For the year ended April 30, 2004 management fees in the amount of $20,610 were voluntarily waived by the Manager.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Cornerstone Real Estate Advisers, Inc. (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the year ended April 30, 2004, the Manager paid $74,724 to the Sub-Advisor for services to the Fund.


                        30 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended April 30, 2004, the Fund paid $8,686 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $63,064, $24,787 and $2,157, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                        31 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED         DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
April 30, 2004         $49,222             $--            $820             $79             $--

--------------------------------------------------------------------------------
5. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

     The Fund had no interfund borrowings or loans outstanding during the year ended or at April 30, 2004.


                        32 | OPPENHEIMER REAL ESTATE FUND

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER REAL ESTATE FUND

We have audited the accompanying statement of assets and liabilities of Oppenheimer Real Estate Fund (the "Fund"), including the statement of investments, as of April 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Real Estate Fund at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods therein in conformity with U.S. generally accepted accounting principles.


                                         /s/ ERNST & YOUNG LLP

New York, New York
June 4, 2004


                        33 | OPPENHEIMER REAL ESTATE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Dividends and distributions of $0.3058, $0.3030, $0.2990, $0.2947 and
$0.3168 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 24, 2003, of which $0.0411 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution, should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

     None of the dividends paid by the Fund during the year ended April 30, 2004 are eligible for the corporate dividend-received deduction.

     Dividends, if any, paid by the Fund during the fiscal year ended April 30, 2004, which are not designated as capital gain distribution, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations, which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        34 | OPPENHEIMER REAL ESTATE FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                        35 | OPPENHEIMER REAL ESTATE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
FUND, LENGTH OF SERVICE; AGE   OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
                               NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY
                               OVERSEEN BY TRUSTEE

INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE AND INTERESTED
TRUSTEES                       TRUSTEE IN THE CHARTS BELOW IS 6803 S. TUCSON
                               WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE
                               SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD J. ABDOW,               Chairman (since 1959) of Abdow Corporation
Trustee (since 2003)           (operator of restaurants); Trustee of the
Age: 72                        following real estate businesses (owners and
                               operators of restaurants): G&R Realty Co. (since
                               1978), G&R Trust Co. (since 1973), Abdow
                               Partnership (since 1975), Auburn Associates
                               (since 1983); Hazard Associates (since 1985);
                               Trustee of MML Series Investment Fund (since
                               1993) and of MassMutual Institutional Funds
                               (MMIF) (since 1994) (open-end investment companies); Trustee (since 1987) of Bay State
                               Health System (health services); Chairman (since
                               1996) of Western Mass Development Corp.
                               (non-profit land development); Chairman (since
                               1991) of American International College
                               (non-profit college). Oversees 10 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,              Self-employed as an investment consultant; a
Trustee (since 2003)           director (since 1996) of Lakes Environmental
Age: 63                        Association, and Medintec (since 1992) and Cathco
                               (since 1995) (medical device companies); a member of the investment committee of the Associated
                               Jewish Charities of Baltimore (since 1994);
                               formerly a director of Fortis/Hartford mutual funds (1994 - December 2001). Oversees 10 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                 President of Wold Properties, Inc. (an oil and
Trustee (since 2003)           gas exploration and production company); Vice
Age: 56                        President, Secretary and Treasurer of Wold Trona
                               Company, Inc. (soda ash processing and
                               production); Vice President of Wold Talc Company,
                               Inc. (talc mining); Managing Member,
                               Hole-in-the-Wall Ranch (cattle ranching);
                               formerly Director and Chairman of the Board, Denver Branch of the Federal Reserve Bank of
                               Kansas City (1993 - 1999) and Director of
                               PacifiCorp. (1995 - 1999), an electric utility.
                               Oversees 10 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE

EUSTIS WALCOTT,                Principal with Ardsley Associates (since 2000)
Trustee (since 2003)           (consulting firm); Director (since October 2000)
Age: 66                        of Cornerstone Real Estate Advisors (real estate
                               equity investment management services) and MML
                               Investors Services (individual retirement, insurance, investment, and life event planning products and services company) (both affiliates of the Manager); Trustee of OFI Trust Company
                               (since 2001) (also an affiliate of the Manager);
                               formerly Trustee of the American International
                               College (1995 - December 2003); Senior Vice
                               President, MassMutual Financial Group (May 1990 -
                               July 2000). Oversees 10 portfolios in the
                               OppenheimerFunds complex.


                        36 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
AND OFFICER                    TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                               NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                               INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                               REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director
President, Trustee and         (since June 2001) and President (since September
Chairman of the Board,         2000) of the Manager; President and a director or
Trustee (since 2003)           trustee of other Oppenheimer funds; President and
Age: 54                        a director (since July 2001) of Oppenheimer
                               Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                               OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since
                               July 2001) of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds
                               Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation,
                               Trinity Investment Management Corporation and
                               Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                               2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President
                               (since February 1997) of Massachusetts Mutual
                               Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB
                               Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company,
                               Inc.); a member of the Investment Company
                               Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006).
                               Formerly, Chief Operating Officer (September
                               2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                               Series Investment Fund and MassMutual
                               Institutional Funds (open-end investment companies); a director (September 1999-August
                               2000) of C.M. Life Insurance Company; President,
                               Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance
                               Company; a director (June 1989-June 1998) of
                               Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                               Oversees 73 portfolios as Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR.WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March
Treasurer, Principal           1999) of the Manager; Treasurer of HarbourView
Financial and                  Asset Management Corporation, Shareholder
Accounting Officer             Financial Services, Inc., Shareholder Services,
(since 2003)                   Inc., Oppenheimer Real Asset Management
Age: 44                        Corporation, and Oppenheimer Partnership
                               Holdings, Inc. (since March 1999), of OFI Private
                               Investments, Inc. (since March 2000),of
                               OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since
                               November 2000), and of OppenheimerFunds Legacy
                               Program (a Colorado non-profit corporation)
                               (since June 2003); Treasurer and Chief Financial
                               Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                               Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. Formerly Assistant
                               Treasurer of Centennial Asset Management
                               Corporation (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June
                               2003); Principal and Chief Operating Officer


                        37 | OPPENHEIMER REAL ESTATE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,               (March 1995-March 1999) at Bankers Trust
Continued                      Company-Mutual Fund Services Division. An officer
                               of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and
Secretary (since 2003)         General Counsel (since February 2002) of the
Age: 55                        Manager; General Counsel and a director (since
                               November 2001) of the Distributor; General
                               Counsel (since November 2001) of Centennial Asset
                               Management Corporation; Senior Vice President and
                               General Counsel (since November 2001) of
                               HarbourView Asset Management Corporation;
                               Secretary and General Counsel (since November
                               2001) of Oppenheimer Acquisition Corp.; Assistant
                               Secretary and a director (since October 1997) of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc; Vice President and a director (since November 2001) of Oppenheimer
                               Partnership Holdings, Inc.; a director (since
                               November 2001) of Oppenheimer Real Asset
                               Management, Inc.; Senior Vice President, General
                               Counsel and a director (since November 2001) of Shareholder Financial Services, Inc., Shareholder
                               Services, Inc., OFI Private Investments, Inc. and
                               OFI Trust Company; Vice President (since November
                               2001) of OppenheimerFunds Legacy Program; Senior
                               Vice President and General Counsel (since
                               November 2001) of OFI Institutional Asset
                               Management, Inc.; a director (since June 2003) of
                               OppenheimerFunds (Asia) Limited. Formerly Senior
                               Vice President (May 1985-December 2003), Acting
                               General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                               2001),Shareholder Financial Services, Inc.
                               (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        38 | OPPENHEIMER REAL ESTATE FUND

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements was engaged to provide $18,250 in fiscal 2004 and $10,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to analysis of the registrant's expenses and consultations with management with respect to its due diligence review process surrounding investments.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)